Huntington Asset Services, Inc. 2960 N. Meridian St. Ste. 300 Indianapolis, IN 46208

January 18, 2013

EDGAR CORRESPONDENCE

Ms. Laura Hatch

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE: The Registration Statement filed on Form N-1A under the Investment Company Act of 1940, as amended (the “1940 Act”) and Securities Act of 1933, as amended (the “Securities Act”) of Valued Advisers Trust (the “Trust”)(File Nos. 333-151672 and 811-22208)

Dear Ms. Hatch:

Enclosed herewith for filing on behalf of the Trust, please find Post-effective Amendment No. 98 to the Trust’s Registration Statement under the Securities Act of 1933, as amended (the “1933 Act”), and Amendment No. 99 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended (the “1940 Act”) (collectively, the “Amendment”) pertaining to the Cloud Capital Strategic Large Cap Fund and the Cloud Capital Strategic Mid Cap Fund (the “Funds”).

On December 28, 2012, the Trust submitted a post-effective amendment containing the same Prospectus and Statement of Additional Information as this Amendment. As a result of an administrative error, that previous filing was submitted under the 1933 Act, but was not submitted under the 1940 Act as was intended. This Amendment is being filed pursuant to Rule 485(a) in order to ensure that the documents have been submitted under both the 1933 Act and the 1940 Act.

Questions and comments concerning this filing may be directed to John H. Lively at (913) 660-0778.

Very truly yours,

/s/ Carol J. Highsmith
Carol J. Highsmith
Vice President, Huntington Asset Services, Inc.
Administrator